PROPERTY AND EQUIPMENT---NET (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment—gross	$ 186,801		$ 186,801		$ 25,346
Less: accumulated depreciation	(8,870)		(8,870)		(6,729)
Property and equipment—net	177,931		177,931		18,617
Depreciation expense	1,098	$ 1,098	2,141	$ 2,141
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment—gross	144,202		144,202		0
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment—gross	34,300		34,300		19,444
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment—gross	$ 8,299		$ 8,299		$ 5,902